Net debt (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 49,738	$ 52,866	$ 49,738	$ 52,866		$ 46,944
Financial instruments designated as hedging instruments, at fair value	2,836	3,058	2,836	3,058		3,673
Finance debt, net of hedging instruments	52,574	55,924	52,574	55,924		50,617
Cash and cash equivalents	28,914	33,108	28,914	33,108	$ 30,433	29,195	$ 34,414	$ 30,681
Net debt	23,660	22,816	23,660	22,816		21,422
Equity	$ 85,603	$ 81,563	$ 85,603	$ 81,563		$ 82,990		$ 90,439
Gearing	0.217	0.219	0.217	0.219		0.205
Euro bonds [Member]
Disclosure of detailed information about hedges [line items]
Repayments of bonds, notes and debentures	$ 1,700		$ 1,700
US bonds [Member]
Disclosure of detailed information about hedges [line items]
Repayments of bonds, notes and debentures		$ 4,500		$ 4,500
Borrowings [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	45,580	49,056	45,580	49,056		$ 42,590
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ 98	$ 246	$ 98	$ 246		$ 91